Basic and diluted net (loss)/income per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator (RMB'000):
Net income/(loss) attributable to the ordinary shareholders of the Company	$ 7,238	¥ 46,885	¥ (16,875)	¥ 28,132
Accretion to convertible redeemable preferred shares redemption value			¥ (1,054,890)	(262,782)
Deemed dividend to Series A preferred shareholders				(14,402)
Deemed dividend to Li Meiping ordinary shares				(29,075)
Net (loss)/income attributable to ordinary shareholders of iDreamSky Technology Limited	$ 7,238	¥ 46,885	¥ (1,071,765)	¥ (278,127)
Dilutive effect of preferred share | ¥
Numerator for diluted (loss)/income per share - net (loss)/income attributable to ordinary shareholders | ¥		¥ 46,885	¥ (1,071,765)	¥ (278,127)
Denominator (Thousand shares):
Denominator for basic net (loss)/income per share-weighted average number of shares outstanding	177,446,000	177,446,000	94,548,000	39,930,000
Dilutive effect of share options and restricted shares	5,881,000	5,881,000
Denominator for diluted net (loss)/income per share-weighted average number of shares outstanding	183,327,000	183,327,000	94,548,000	39,930,000
Basic net (loss)/income per share (RMB) | (per share)	$ 0.04	¥ 0.26	¥ (11.34)	¥ (6.97)
Diluted net (loss)/income per share (RMB) | (per share)	$ 0.04	¥ 0.26	¥ (11.34)	¥ (6.97)
Effect of preferred shares converted into ordinary shares	0	0